Employee benefits - Defined benefit plan expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of defined benefit plans [line items]
Current service cost	$ 15,878	$ 14,475
Past service cost	346	0
Net interest on net defined benefit obligations or assets	1,005	629
Administration expenses	1,408	1,247
Defined benefit plan expenses	18,637	16,351
Costs of services, selling and administrative
Disclosure of defined benefit plans [line items]
Defined benefit plan expenses	16,224	14,475
Net finance costs
Disclosure of defined benefit plans [line items]
Defined benefit plan expenses	$ 2,413	$ 1,876